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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management, LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

    /s/  Cathaleen Lindsay     New York, NY           5/9/00
    _______________________    _____________________  _________
         [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     97

Form 13F Information Table Value Total:     $193,117
                                            (in thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                    CHEASPEAKE ASSET MANAGEMENT LLC
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  3/31/00
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)         (COLUMN 7)     (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------          --------       --------
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER  OTHER     SOLE    SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)    MGR.       (A)      (B)       (C)
--------------          --------  ------   ----------- -------  ---  -----  ----   ------    ------  -------   ------
ACUSON CORP.            COMMON   005113105  1,353,122   91,350  X                            15,100              76,250
ADVO INC.               COMMON   007585102  1,586,050   63,442  X                            25,250              38,192
AES CORP.               COMMON   00130H105    472,500    6,000  X                             6,000                   0
AFLAC INC.              COMMON   001055102  8,452,026  185,504  X                            69,074             116,430
AMERADA HESS CORP.      COMMON   023551104  1,160,019   17,950  X                             6,200              11,750
AMERICA ONLINE INC.     COMMON   02364J104  7,863,212  116,600  X                            56,500              60,100
AMERICAN EXPRESS CO.    COMMON   025816109    757,496    5,086  X                             3,837               1,249
AMERICAN HOME PRODUCTS  COMMON   026609107    447,200    8,320  X                             5,400               2,920
ANHEUSER BUSCH COS.
  INC.                  COMMON   035229103  1,729,803   27,788  X                            11,896              15,892
APACHE CORP.            COMMON   37411105     597,000   12,000  X                            12,000                  0
ARCHER DANIELS MIDLAND  COMMON   039483102    438,714   42,542  X                            14,420              28,122
ARGOSY GAMING CORP.     COMMON   040228108    172,853   12,130  X                            12,130                  0
BJS WHSL CLUB INC.      COMMON   05548J106  4,457,103  116,146  X                            40,992              75,154
BP AMOCO ADS            COMMON   055622104    211,615    3,974  X                             1,058               2,916
BAKER HUGHES INC.       COMMON   057224107    211,750    7,000  X                             7,000                  0
BANK ONE CORP.          COMMON   06423A103  2,313,438   67,300  X                            38,200              29,100
BELL ATLANTIC CORP.     COMMON   077853109    269,378    4,407  X                             2,147               2,260
BRISTOL MYERS SQUIBB    COMMON   110122108    357,628    6,166  X                             2,000               4,166
BRITISH TELECOM PLC     COMMON   111021408  1,580,250    8,400  X                             3,950               4,450
CABLETRON SYSTEMS INC.  COMMON   126920107  3,517,500  120,000  X                            74,600              45,400
CADBURY SCHWEPPES PLC   COMMON   127209302    472,841   16,664  X                             8,374               8,290
CARNIVAL CORP. CL A     COMMON   143658102  1,019,074   41,071  X                            20,000              21,071
CHASE MANHATTAN CORP.   COMMON   16161A108  5,514,609   63,250  X                            31,900              31,350
CHUBB CORP.             COMMON   171232101    702,650   10,400  X                             7,000               3,400
CHURCH & DWIGHT INC.    COMMON   171340102    243,891   14,190  X                             1,700              12,490
CISCO SYSTEMS INC.      COMMON   17275R102    357,184    4,620  X                             4,620                  0
CITIGROUP INC.          COMMON   172967101  4,209,272   70,301  X                            36,301              34,000
COPYTELE INC.           COMMON   217721109     66,500   28,000  X                            28,000                  0
CORNING INC.            COMMON   219350105    795,400    4,100  X                               600               3,500
CYPRESS SEMICONDUCTOR   COMMON   232806109  2,462,500   50,000  X                            30,700              19,300
DIAMOND OFFSHORE
 DRILLING               COMMON   25271C102    798,750   20,000  X                            14,100               5,900
E I DUPONT DE NEMOURS   COMMON   263534109    272,946    5,156  X                                                 5,156
EQUITY RESIDENTIAL
  PPTYS                 COMMON   29476L107    202,344    5,035  X                             2,809               2,226
ERICSSON L M TEL CO. A  COMMON   294821400 20,342,490  216,842  X                            67,300             149,542
EXXON CORP.             COMMON   302290101 28,118,837  360,787  X                           348,695              12,092


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FEDEX CORP.             COMMON   31428X106  1,160,494   29,900  X                            20,700               9,200
FEDERAL NAT MTG ASSN.   COMMON   313586109  2,015,039   35,625  X                            13,300              22,325
FIRST HEALTH GROUP CO.  COMMON   320960107    578,010   18,277  X                             5,000              13,277
FIRST UNION CORP        COMMON   337358105    213,442    5,730  X                                                 5,730
GENERAL ELECTRIC CO.    COMMON   369604103  8,614,622   55,355  X                            12,100              43,255
GENERAL MOTORS CORP.    COMMON   370442105  2,385,663   28,808  X                            18,700              10,108
HALLIBURTON CO.         COMMON   406216101    411,250   10,000  X                            10,000                  0
HEILIG MEYERS CO.       COMMON   422893107     64,843   16,468  X                             4,537              11,931
HOMEBASE INC.           COMMON   43738E108     46,088   23,044  X                             2,222              20,822
IMPERIAL CHEMICAL INDS
  PLC                   COMMON   452704505    636,131   19,725  X                            13,400               6,325
INTEL CORP.             COMMON   458140100    343,037    2,600  X                               800               1,800
INTL BUSINESS MACHINES  COMMON   459200101  2,768,988   23,466  X                            20,668               2,798
ELI LILLY & CO.         COMMON   532457108  2,589,544   41,350  X                            22,100              19,250
LOCKHEED MARTIN CORP.   COMMON   539830109  2,451,601  119,956  X                            50,200              69,756
LORAL SPACE & COMMUN    COMMON   G56462107  1,905,103  187,004  X                            79,654             107,350
MCI WORLDCOM            COMMON   55268B106  3,414,591   75,357  X                            35,913              39,444
MARIMBA INC.            COMMON   56781Q109    441,250   10,000  X                             5,400               4,600
MERCK & CO. INC.        COMMON   589331107  5,048,402   81,262  X                            33,000              48,262
MINIMED INC.            COMMON   60365K108    647,500    5,000  X                             5,000                  0
MORGAN J P & CO. INC.   COMMON   616880100  1,119,875    8,500  X                             4,200               4,300
MOTOROLA INC.           COMMON   620076109  2,920,730   20,005  X                             7,200              12,805
NEWS CORP LTD. ADR      COMMON   652487703  2,863,125   50,900  X                            23,400              27,500
NEWSCORP LTD. SPON ADR  COMMON   652487802    740,125   15,500  X                             1,500              14,000
NOKIA CORP SPON ADR     COMMON   654902204    266,400    4,800  X                             4,800                  0
NORTH AMERICAN VACCINE  COMMON   657201109    496,986  184,925  X                            97,200              87,725
ORACLE SYSTEMS CORP.    COMMON   68389X105  1,811,050   23,200  X                            14,000               9,200
PARAMETRIC TECHNOLOGY   COMMON   699173100  2,548,562  121,000  X                            72,700              48,300
PEPSICO INC.            COMMON   713448108    906,426   25,991  X                            16,691               9,300
PFIZER INC.             COMMON   717081103    702,000   19,200  X                                                19,200
PITNEY BOWES INC.       COMMON   724479100    509,438   11,400  X                             9,000               2,400
PIXAR                   COMMON   725811103  1,770,100   49,600  X                            31,900              17,700
PXRE CORP.              COMMON   693674103  1,456,169   85,657  X                            46,600              39,057
QWEST COMMUNICATIONS    COMMON   749121109    614,400   12,800  X                            12,800                  0
REDWOOD TR INC PFD CV   CONVERT  758075600    288,562   11,400  X                            11,400                  0
ROYAL DUTCH PETROLEUM
  NY                    COMMON   780257804  3,850,602   66,605  X                            17,100              49,505
SBC COMMUNICATIONS INC. COMMON   78387G103    371,206    8,812  X                             4,927               3,885
SANTA CRUZ OPERATIONS   COMMON   801833104    308,438   32,900  X                            23,700               9,200
SCHLUMBERGER LTD.       COMMON   806857108  3,443,188   45,009  X                            11,024              33,985
SCIENTIFIC ATLANTA INC. COMMON   808655104  1,037,300   16,400  X                            10,000               6,400
SINGER CO. N V          COMMON   82930F109     16,538   18,900  X                             9,000               9,900
SOUTHDOWN INC.          COMMON   841297104    755,793   12,756  X                             3,168               9,588
SPDR TR UNIT SER 1      COMMON   78462F103    466,162    3,100  X                             1,500               1,600
TELEFONICA DE ESPANA    COMMON   879382208  1,326,553   17,836  X                             6,363              11,473
TEXACO INC.             COMMON   881694103    610,062   11,350  X                             4,800               6,550
TEXAS INSTRUMENTS INC.  COMMON   882508104  1,472,000    9,200  X                             9,200                   0
3 COM CORP.             COMMON   885535104    773,187   13,900  X                             9,300               4,600
TIME WARNER INC.        COMMON   887315109    385,600    3,856  X                                                 3,856
TITAN CORP.             COMMON   888266103  2,110,225   41,600  X                            30,000              11,600
TOOTSIE ROLL INDS. INC. COMMON   890516107    631,707   20,054  X                             7,379              12,675


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TRANSOCEAN SEDCO FOREX  COMMON   G90078109    577,522   11,255  X                             4,607               6,648
TRIANGLE
  PHARMACEUTICALS       COMMON   89589H104    303,188   19,250  X                            19,250                   0
TYCO INTERNATIONAL LTD. COMMON   902124106  1,560,491   31,132  X                            26,800               4,332
UAL CORP.               COMMON   902549500  1,373,350   22,700  X                            16,600               6,100
UNILEVER N V            COMMON   904784501  2,490,132   51,743  X                            17,230              34,513
UNION PACIFIC CORP.     COMMON   907818108    227,473    5,814  X                             4,164               1,650
UST INC.                COMMON   902911106    515,469   32,990  X                            14,000              18,990
VERITAS SOFTWARE        COMMON   923436109    641,900    4,900  X                             3,400               1,500
VODAFONE GROUP PLC      COMMON   92857T107    420,330    7,565  X                             1,165               6,400
WALT DISNEY CO.         COMMON   254687106  4,460,453  108,132  X                            42,002              66,130
WARNER LAMBERT CO.      COMMON   934488107    348,744    3,570  X                                                 3,570
WIND RIVER SYSTEMS INC. COMMON   973149107  1,957,500   54,000  X                            32,700              21,300
XL CAPITAL LTD. CL A    COMMON   G98255105    791,863   14,300  X                            11,200               3,100

TOTAL




































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02322001.AF9